Inventory (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of inventories [Abstract]
Disclosure Of The Components Of Inventories
The components of inventory are as follows:

As at Dec. 31	2020	2019
Parts and materials	107	108
Coal	83	130
Deferred stripping costs	8	6
Natural gas	2	3
Purchased emission credits(1)	38	4
Total	238	251
(1) Purchased emissions credits increased due to trading and compliance credits purchased, including those for Alberta compliance under the Technology Innovation and Emissions Reduction program.

Disclosure Of The Change In Inventory
The change in inventory is as follows:

Balance, Dec. 31, 2018	242
Net addition	12
Change in foreign exchange rates	(3)
Balance, Dec. 31, 2019	251
Net addition	26
Writedowns	(37)
Change in foreign exchange rates	(2)
Balance, Dec. 31, 2020	238